DoubleLine Colony Real Estate and Income Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.1%
513,749	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	445,109
856,449	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	755,194
200,383	CPS Auto Receivables Trust, Series 2019-B-A	2.89%	^	05/16/2022	201,083
310,631	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	313,892
500,000	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58%	^	08/15/2024	500,987
323,426	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	319,953
500,000	Mosaic Solar Loan Trust, Series 2020-1A-A	2.10%	^	04/20/2046	504,167
500,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10%	^	02/15/2028	508,570
338,614	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	342,117
246,667	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54%	^	02/25/2044	259,188
329,827	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	292,743
79,543	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	79,550

Total Asset Backed Obligations (Cost $4,697,909)					4,522,553

Bank Loans - 4.6%
104,737	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/19/2026	99,513
24,810	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.92%		02/27/2025	23,699
109,029	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.50%		04/04/2024	105,700
10,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	8,717
109,214	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		12/15/2023	88,555
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
13,249	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	8,858
1,638	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	1,095
70,000	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.70%		09/19/2024	68,266
115,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/11/2025	109,238
104,737	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/12/2027	100,482
70,000	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		11/03/2023	67,922
20,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		12/16/2024	18,530
105,000	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.06%		05/31/2024	100,948
24,936	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.07%		09/25/2024	24,090
105,000	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.43%		02/02/2024	101,841
38,508	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		06/16/2025	35,652
44,774	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		09/30/2024	43,020
	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan
15,839	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.29%		06/21/2024	14,559
13,747	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.64%		06/21/2024	12,636
299	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	275
39,900	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.92%		11/02/2026	38,354
25,000	Caesars Resort, Senior Secured First Lien Term Loan	4.68%	±	06/19/2025	23,574
35,000	Carnival Corporation, Senior Secured First Lien Term Loan	8.50%	±	06/30/2025	33,862
24,806	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	20,217
75,000	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/15/2027	70,974
	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan
14,700	(3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	14,170
55,300	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	53,306
29,499	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.43%		05/16/2024	28,363
4,963	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.26%		08/21/2026	4,526
19,898	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.06%		09/18/2024	16,978
35,000	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.35%		04/22/2027	34,497
59,695	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	3.93%		11/29/2024	51,785
75,000	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	73,094
19,847	Diamond B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.76%		09/06/2024	18,326
74,813	Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	4.18%		02/06/2026	73,082
75,000	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		05/01/2026	71,145
24,874	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		10/10/2025	16,541
19,709	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		03/08/2024	15,372
69,823	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.43%		10/01/2025	68,304
45,000	Flex Acquisition Company Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.43%		12/29/2023	43,128
14,923	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		08/01/2024	12,069
105,000	Formula One Management Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	100,341
75,000	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/29/2027	70,735
69,825	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.31%		12/30/2026	67,419
74,813	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		07/02/2025	72,755
19,685	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	17,618
105,000	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	1.93%		02/15/2024	101,456
25,846	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	25,254
105,000	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.67%		01/02/2026	101,988
105,000	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		08/18/2023	101,369
29,810	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.87%		05/23/2025	28,484
25,000	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.93%		06/22/2026	23,678
89,268	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.00%		07/01/2024	87,029
35,000	Illuminate Buyer LLC, Senior Secured First Lien Term Loan	4.18%	±	06/16/2027	34,536
50,000	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		02/25/2027	48,025
6,766	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan	6.50%	±	07/14/2021	6,887
45,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	8.00%		11/27/2023	44,965
9,923	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.07%		11/21/2024	9,594
59,292	IRB Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	54,961
109,719	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/02/2026	105,485
104,735	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.07%		05/01/2026	100,575
104,736	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.50%		09/21/2026	99,630
29,750	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	24,172
14,923	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	14,049
30,000	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/15/2023	28,667
69,821	Kronos, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	3.18%		11/01/2023	69,772
110,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	104,382
69,821	Lineage Logistics LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/27/2025	67,814
19,852	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.56%		03/20/2025	17,973
39,799	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.38%		05/14/2026	36,074
14,887	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/28/2025	12,291
35,000	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/18/2025	34,440
24,813	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		04/30/2026	23,727
57,447	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.00%		03/11/2022	56,846
35,000	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	3.93%		11/14/2025	32,916
29,850	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	29,166
24,789	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	24,076
59,400	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		09/03/2026	57,253
70,000	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		03/06/2025	66,879
44,772	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.36%		06/26/2025	43,186
99,798	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	3.56%		09/30/2022	97,678
59,850	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	58,622
75,000	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.83%		03/05/2027	72,228
14,923	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	11,528
60,000	Tech Data Corporation, Senior Secured First Lien Term Loan	3.69%	±	07/01/2030	59,550
74,807	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	2.93%		05/01/2024	71,301
74,810	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		07/21/2025	71,689
85,000	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan	4.43%	±	06/30/2027	83,300
69,975	TIBCO Software Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		06/30/2026	66,301
24,781	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.36%		03/28/2025	22,767
34,740	TKC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	32,669
102,595	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/13/2026	98,427
74,806	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.25%		04/29/2026	71,751
45,000	Ultimate Software Group, Senior Secured First Lien Term Loan	4.75%	±	05/03/2026	44,547
69,824	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		05/04/2026	67,829
14,924	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/22/2025	14,310
34,673	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		07/02/2025	32,851
105,000	VICI Properties LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.94%		12/20/2024	98,142
25,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.94%		10/10/2025	23,781
74,813	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		03/09/2027	71,255

Total Bank Loans (Cost $5,164,800)					5,032,256

Collateralized Loan Obligations - 14.5%
500,000	AMMC Ltd., Series 2014-15A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	2.48%	^	01/15/2032	485,233
500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	3.19%	^	04/20/2032	491,779
1,000,000	CFIP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.34%)	2.48%	^	04/20/2029	988,228
500,000	CIFC Funding Ltd., Series 2012-2RA-A2 (3 Month LIBOR USD + 1.25%)	2.39%	^	01/20/2028	483,396
1,000,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	0.00%	^	07/14/2032	999,977
1,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	0.00%	^	07/14/2032	994,987
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2017-1A-A1B (3 Month LIBOR USD + 1.28%)	2.27%	^	06/25/2029	971,315
822,184	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	2.21%	^	01/14/2028	807,381
500,000	Madison Park Funding Ltd., Series 2012-10A-BR2 (3 Month LIBOR USD + 1.80%)	2.94%	^	01/20/2029	494,321
1,000,000	Midocean Credit Partners, Series 2018-8A-A1 (3 Month LIBOR USD + 1.15%)	1.53%	^	02/20/2031	980,505
995,085	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.59%	^	10/13/2031	969,763
1,000,000	OCP Ltd., Series 2020-18A-A (3 Month LIBOR USD + 1.80%)	2.05%	^	04/20/2030	999,976
97,429	OFSI Fund Ltd., Series 2014-7A-AR (3 Month LIBOR USD + 0.90%)	2.04%	^	10/18/2026	97,336
1,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.37%	^	07/15/2031	968,515
775,000	Shackleton Ltd., Series 2015-7RA-A1 (3 Month LIBOR USD + 1.17%)	2.39%	^	07/15/2031	750,968
1,250,000	Sound Point Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.29%	^	07/18/2031	1,202,517
400,000	Steele Creek Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	2.47%	^	10/15/2030	389,927
900,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	3.42%	^	04/15/2032	875,638
500,000	Wellfleet Ltd., Series 2017-2A-A1R (3 Month LIBOR USD + 1.06%)	2.20%	^	10/20/2029	489,338
987,736	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	2.37%	^	10/18/2030	960,565
500,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	3.32%	^	04/15/2031	491,349

Total Collateralized Loan Obligations (Cost $15,998,897)					15,893,014

Foreign Corporate Bonds - 7.4%
200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	206,853
200,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	210,306
25,000	AstraZeneca PLC	2.38%		06/12/2022	25,894
160,000	AstraZeneca PLC	3.50%		08/17/2023	173,210
100,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	94,308
200,000	Axiata SPV2 BHD	3.47%		11/19/2020	201,241
200,000	Baidu, Inc.	3.50%		11/28/2022	208,461
200,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	213,000
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	151,314
200,000	Banistmo S.A.	3.65%		09/19/2022	200,455
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	196,000
400,000	CNAC HK Finbridge Company Ltd.,	3.50%		07/19/2022	410,490
200,000	CNOOC Finance Ltd.	3.00%		05/09/2023	208,940
200,000	CNPC General Capital Ltd.	3.40%		04/16/2023	211,427
200,000	Credicorp Ltd.	2.75%	^	06/17/2025	199,430
156,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	163,787
200,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	165,695
112,230	ENA Norte Trust	4.95%		04/25/2023	110,967
200,000	Geopark Ltd.	6.50%		09/21/2024	184,609
200,000	GrupoSura Finance S.A.	5.70%		05/18/2021	206,975
200,000	HPHT Finance Ltd.	2.88%		11/05/2024	206,579
47,494	Interoceanica Finance Ltd.	0.00%		11/30/2025	43,754
200,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	206,379
200,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	200,616
200,000	LG Chem Ltd.	3.25%		10/15/2024	212,850
135,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	138,771
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	203,035
200,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	216,086
200,000	Multibank, Inc.	4.38%		11/09/2022	201,805
35,000	Nutrien Ltd.	1.90%		05/13/2023	36,144
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	200,527
126,824	Panama Metro Line SP	0.00%		12/05/2022	122,590
200,000	POSCO	2.38%		11/12/2022	204,052
200,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	213,996
250,000	Reliance Holdings, Inc.	4.13%		01/28/2025	271,346
200,000	Saudi Arabian Oil Company	2.75%		04/16/2022	204,286
200,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	212,794
200,000	Sinopec Group Overseas Development Ltd.	2.15%	^	05/13/2025	205,527
180,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	183,105
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	195,103
200,000	Telefonica Chile S.A.	3.88%		10/12/2022	206,213
185,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 4.80%)	0.54%		01/27/2023	183,880
200,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	150,625
200,000	UPL Corporation	3.25%		10/13/2021	199,965

Total Foreign Corporate Bonds (Cost $7,992,668)					8,163,390

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.1%
200,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	211,162
200,000	Mexico Government International Bond	3.90%		04/27/2025	214,700
100,000	Peruvian Government International Bond	2.39%		01/23/2026	104,050
200,000	Qatar Government International Bond	2.38%		06/02/2021	202,825
200,000	Saudi Government International Bond	2.88%		03/04/2023	209,003
250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	259,307

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $1,164,396)					1,201,047

Non-Agency Commercial Mortgage Backed Obligations - 12.9%
2,519,899	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.09%	#^I/O	05/15/2053	175,697
1,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	06/15/2035	764,967
294,000	BANK, Series 2018-BN10-C	4.16%	#	02/15/2061	290,687
294,000	BBCMS Mortgage Trust, Series 2017-DELC-B (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.21%	^	08/15/2036	276,011
174,000	Benchmark Mortgage Trust, Series 2019-B12-TCB	3.55%	#^	08/15/2052	167,083
221,000	Benchmark Mortgage Trust, Series 2020-B17-C	3.37%	#	03/15/2053	201,151
190,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	1.52%	^	10/15/2034	178,440
261,000	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.96%	^	08/15/2036	228,733
680,540	BX Commercial Mortgage Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.16%	^	09/15/2037	529,250
221,000	BX Trust, Series 2019-MMP-F (1 Month LIBOR USD + 2.79%, 2.79% Floor)	2.98%	^	08/15/2036	206,680
200,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	177,690
231,000	BXMT Ltd., Series 2020-FL2-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.09%	^	02/16/2037	224,705
750,000	BXP Trust, Series 2017-CQHP-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	11/15/2034	616,631
244,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	10/15/2035	210,295
338,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.35%	#	11/10/2049	307,836
226,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT-E	4.90%	#^	01/10/2036	227,042
2,487,417	Citigroup Commercial Mortgage Trust, Series 2020-GC46-XA	1.11%	#I/O	02/15/2053	176,252
194,000	CLNC Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.74%	^	08/20/2035	176,540
277,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.09%	^	08/20/2035	222,107
229,000	COMM Mortgage Trust, Series 2013-LC13-B	5.01%	#^	08/10/2046	217,775
172,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.69%	#	08/10/2048	161,196
294,000	Commercial Mortgage Trust, Series 2016-GCT-D	3.58%	#^	08/10/2029	291,657
174,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	05/15/2036	165,286
202,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.73%	#	03/15/2053	173,207
3,597,688	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.24%	#I/O	03/15/2053	303,071
161,496	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	05/15/2035	150,143
244,161	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	06/25/2025	231,423
229,000	Great Wolf Trust, Series 2019-WOLF-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.22%	^	12/15/2036	220,690
256,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.58%	^	09/15/2037	231,296
217,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	219,876
244,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43%	^	07/15/2035	225,191
221,000	GS Mortgage Securities Corporation Trust, Series 2019-BOCA-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38%	^	06/15/2038	212,098
187,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78%	^	08/15/2032	155,206
1,938,916	GS Mortgage Securities Trust, Series 2020-GC47-XA	1.25%	#I/O	05/12/2053	171,605
503,000	GS MTG SECS TR, Series 2015-GC32-C	4.57%	#	07/10/2048	464,397
261,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	243,983
206,537	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2036	169,784
279,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	3.50%	^	11/15/2035	235,331
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.85%	#^	02/15/2046	496,443
174,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-C	5.53%	#^	07/15/2046	174,109
201,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	181,871
700,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.12%	#^	09/15/2047	565,004
174,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	164,432
750,000	Morgan Stanley Capital Trust, Series 2014-150E-F	4.44%	#^	09/09/2032	683,840
229,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78%	^	11/15/2034	222,556
294,000	Morgan Stanley Capital Trust, Series 2019-NUGS-E (1 Month LIBOR USD + 2.24%, 0.37% Floor)	3.74%	^	12/15/2036	259,043
295,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	10/15/2037	278,049
172,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.36%	#^	12/15/2036	170,862
221,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.60%	#	12/15/2050	204,480
174,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-B	3.72%		04/15/2050	178,102
202,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12%	^	03/15/2059	141,951
3,537,065	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.45%	#I/O	03/15/2052	296,352
1,910,999	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XA	1.44%	#I/O	02/15/2053	176,212
174,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-C	3.75%	#	06/15/2053	171,737
2,373,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.43%	#I/O	06/15/2053	232,424

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $15,526,927)					14,198,479

Non-Agency Residential Collateralized Mortgage Obligations - 12.5%
1,361,858	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	1,389,958
600,000	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80%	#^	05/25/2060	604,605
275,871	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.83%	^	05/25/2029	273,128
587,441	Legacy Mortgage Asset Trust, Series 2020-GS3-A1	3.25%	^§	05/25/2060	580,304
596,064	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25%	^§	02/25/2060	599,669
694,802	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	704,720
1,138,619	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/27/2058	1,142,045
1,294,485	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	1,276,300
600,000	Pretium Mortgage Credit Partners LLC, Series 2020-NPL2-A1	3.72%	^§	02/27/2060	602,081
575,414	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	581,313
977,629	Velocity Commercial Capital Loan Trust, Series 2019-3-M3	3.38%	#^	10/25/2049	880,776
1,086,028	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	1,078,613
2,700,419	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	2,706,450
1,323,428	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A1	4.47%	#	10/25/2037	1,265,179

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,613,166)					13,685,141

US Corporate Bonds - 7.5%
105,000	AbbVie, Inc.	2.30%	^	11/21/2022	108,588
175,000	American Express Company	3.70%		11/05/2021	182,029
210,000	Analog Devices, Inc.	2.95%		01/12/2021	212,724
130,000	Anthem, Inc.	2.50%		11/21/2020	131,041
50,000	Anthem, Inc.	3.30%		01/15/2023	53,335
170,000	AT&T, Inc.	3.60%		02/17/2023	182,600
185,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	1.12%		03/05/2024	184,411
155,000	BAT Capital Corporation	2.76%		08/15/2022	160,592
95,000	BB&T Corporation	2.20%		03/16/2023	98,664
190,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	197,599
60,000	Capital One Financial Corporation	2.40%		10/30/2020	60,265
120,000	Capital One Financial Corporation	3.20%		01/30/2023	126,472
195,000	Cardinal Health, Inc.	2.62%		06/15/2022	201,336
180,000	Carrier Global Corporation	1.92%	^	02/15/2023	183,758
205,000	Cigna Corporation	3.40%		09/17/2021	211,982
186,000	Cintas Corporation	2.90%		04/01/2022	193,413
280,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.37%		06/01/2024	279,395
180,000	Consolidated Edison, Inc.	2.00%		05/15/2021	182,236
55,000	Crown Castle International Corporation	1.35%		07/15/2025	55,258
185,000	CVS Health Corporation	3.70%		03/09/2023	198,856
250,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	251,754
85,000	Delta Air Lines, Inc.	3.40%		04/19/2021	82,677
90,000	DTE Energy Company	2.25%		11/01/2022	92,989
90,000	DTE Energy Company	2.53%		10/01/2024	94,289
170,000	eBay, Inc.	2.75%		01/30/2023	177,810
145,000	Exxon Mobil Corporation	1.57%		04/15/2023	148,792
180,000	Hyundai Capital America	2.85%	^	11/01/2022	183,818
175,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	182,255
155,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	1.51%		12/29/2021	155,079
145,000	McDonald’s Corporation	2.63%		01/15/2022	149,909
195,000	Microchip Technology, Inc.	3.92%		06/01/2021	198,845
45,000	Micron Technology, Inc.	2.50%		04/24/2023	46,769
85,000	Mondelez International, Inc.	0.63%		07/01/2022	84,988
10,000	Mondelez International, Inc.	3.63%		05/07/2023	10,778
275,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.03%		07/22/2022	276,449
205,000	Omnicom Capital, Inc.	3.63%		05/01/2022	216,303
55,000	ORACLE Corporation	2.50%		04/01/2025	59,220
165,000	PayPal Holdings, Inc.	2.20%		09/26/2022	170,858
35,000	PayPal Holdings, Inc.	1.35%		06/01/2023	35,754
205,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	211,161
155,000	PepsiCo, Inc.	0.75%		05/01/2023	156,600
125,000	Prudential Financial, Inc.	3.50%		05/15/2024	138,484
170,000	PSEG Power LLC	3.85%		06/01/2023	183,710
190,000	Republic Services, Inc.	2.50%		08/15/2024	202,222
40,000	Reynolds American, Inc.	4.00%		06/12/2022	42,281
150,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	161,671
140,000	Simon Property Group LP	2.00%		09/13/2024	143,660
95,000	Target Corporation	2.90%		01/15/2022	98,832
195,000	Union Pacific Corporation	3.20%		06/08/2021	199,846
55,000	Upjohn, Inc.	1.13%	^	06/22/2022	55,322
200,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.49%		05/15/2025	202,574
185,000	Waste Management, Inc.	2.95%		06/15/2024	189,494
180,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	182,993
180,000	Welltower, Inc.	3.63%		03/15/2024	192,416

Total US Corporate Bonds (Cost $8,007,134)					8,185,156

US Government and Agency Mortgage Backed Obligations - 9.1%
803,128	Federal Home Loan Mortgage Corporation, Pool SB8011	3.00%		10/01/2034	844,943
2,072,744	Federal Home Loan Mortgage Corporation, Series 3316-FA (1 Month LIBOR USD + 0.27%, 0.27% Floor, 7.00% Cap)	0.45%		05/15/2037	2,064,204
1,364,428	Federal National Mortgage Association, Pool BP0662	2.00%		03/01/2035	1,412,479
2,832,978	Federal National Mortgage Association, Series 2011-93-GF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.63%		04/25/2039	2,841,713
1,871,130	Federal National Mortgage Association, Series 2014-73-AF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.63%		11/25/2044	1,874,446
930,884	Government National Mortgage Association, Series 2016-93-LA	3.00%		05/20/2045	950,896

Total US Government and Agency Mortgage Backed Obligations (Cost $9,902,669)					9,988,681

US Government and Agency Obligations - 21.0%
5,700,000	United States Treasury Notes	2.63%		05/15/2021	5,822,572
5,720,000	United States Treasury Notes	1.50%	‡	09/30/2021	5,815,185
2,280,000	United States Treasury Notes	1.38%		01/31/2022	2,323,596
3,270,000	United States Treasury Notes	0.13%		05/15/2023	3,265,529
5,390,000	United States Treasury Notes	2.25%		12/31/2023	5,776,775

Total US Government and Agency Obligations (Cost $22,721,206)					23,003,657

Short Term Investments - 10.6%
557,522	First American Government Obligations Fund - Class U	0.11%	♦		557,522
557,522	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		557,522
557,522	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		557,522
10,000,000	United States Treasury Bills	0.00%	‡	07/28/2020	9,999,081

Total Short Term Investments (Cost $11,671,471)					11,671,647

Total Investments - 105.3% (Cost $116,461,243)					115,545,021
Liabilities in Excess of Other Assets - (5.3)%					(5,768,540)

NET ASSETS - 100.0%					$109,776,481

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

I/O	Interest only security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

♦	Seven-day yield as of June 30, 2020

‡	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.0%
Collateralized Loan Obligations	14.5%
Non-Agency Commercial Mortgage Backed Obligations	12.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Short Term Investments	10.6%
US Government and Agency Mortgage Backed Obligations	9.1%
US Corporate Bonds	7.5%
Foreign Corporate Bonds	7.4%
Bank Loans	4.6%
Asset Backed Obligations	4.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Other Assets and Liabilities	(5.3)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.0%
Collateralized Loan Obligations	14.5%
Non-Agency Commercial Mortgage Backed Obligations	12.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Short Term Investments	10.6%
US Government and Agency Mortgage Backed Obligations	9.1%
Asset Backed Obligations	4.1%
Banking	3.0%
Energy	1.7%
Utilities	1.4%
Telecommunications	1.3%
Transportation	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Healthcare	1.0%
Technology	1.0%
Chemicals/Plastics	1.0%
Electronics/Electric	0.9%
Business Equipment and Services	0.7%
Finance	0.6%
Insurance	0.5%
Pharmaceuticals	0.5%
Automotive	0.4%
Food Products	0.4%
Food Service	0.4%
Media	0.4%
Building and Development (including Steel/Metals)	0.4%
Retailers (other than Food/Drug)	0.4%
Environmental Control	0.4%
Real Estate	0.3%
Industrial Equipment	0.3%
Leisure	0.2%
Chemical Products	0.2%
Aerospace & Defense	0.2%
Diversified Manufacturing	0.2%
Commercial Services	0.2%
Beverage and Tobacco	0.1%
Hotels/Motels/Inns and Casinos	0.1%
Financial Intermediaries	0.1%
Containers and Glass Products	0.1%
Cosmetics/Toiletries	0.0%	~
Other Assets and Liabilities	(5.3)%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	04/14/2021	18,000,000	$2,064,961
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	07/08/2021	18,000,000	139,537
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	07/23/2020	6,700,000	51,939
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	03/24/2021	18,000,000	(1,256,808)
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	01/20/2021	12,500,000	(1,535,274)
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	03/18/2021	14,000,000	(1,559,085)
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	02/04/2021	12,000,000	(1,949,866)
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	02/10/2021	18,000,000	(2,924,799)

							$(6,969,395)

º

The Colony Capital Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of June 30, 2020, is available on the Barclays Capital, Inc. website at https://indices.barclays/doubleline.

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.